Share based compensation expenses	12 Months Ended
Dec. 31, 2023
Share based compensation expenses
Share based compensation expenses

16.Share based compensation expenses

For the years ended December 31, 2021 and 2022, total share-based compensation expenses were RMB3,793 and RMB4,534, respectively. For the year ended December 31, 2023, the reversal of share-based compensation expense was RMB6,884, which was mainly due to out-of-period correction, see Note 2 (dd).

(a) Share options issued by Jimu Parent to employees of the Company

Starting from 2014, Jimu Parent granted multiple tranches of share options with tiered vesting commencement dates to employees, including employees of the Pintec Business. The options are generally scheduled to be vested over four years, one-fourth of the awards shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

16.Share based compensation expenses (Continued)

A summary of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business for the year ended December 31, 2023 is presented below:

	Options	Weighted Average	Weighted Average Remaining	Average
	Outstanding	Exercise Price US$	Contractual Life (In years)	Intrinsic Value
Outstanding as of December 31, 2022	51,310	1.00	2.45	—
Granted	—	—	—	—
Exercised	(19,988)	1.00	—	—
Forfeited	(5,000)	1.00	—	—
Outstanding as of December 31, 2023	26,322	1.00	1.22	—
Vested and exercisable as of December 31, 2023	26,322	1.00	1.22	—

For the years ended December 31, 2021, 2022 and 2023, share-based compensation expenses recognized associated with the service-based share options granted to employees of the predecessor operations of Pintec Business and allocated to the Company were RMB119, nil and nil, respectively.

As of December 31, 2023, there was no unrecognized share-based compensation expenses related to the share options granted to employees of the predecessor operations of Pintec Business and allocated to the Company.

(b) Restriction of ordinary shares held by management and employees

The Company granted 1,863,043 restricted shares on June 28, 2019 to its employees and management. The shares subject to vesting thereafter in 4 equal and continuous yearly installments following the grant date provided that the employees’ and managements’ continuous service. The fair value of the restricted shares at the grant date equal to the market price of the Company’s ordinary shares, which was US$0.42 per share.

The fair value of the ordinary shares at the grant date recognized as compensation expenses using graded vesting method over the requisite service period, which is the vesting period.

The activities of the total restricted ordinary shares for the year ended December 31, 2023 are summarized as below:

		Weighted-Average
		Grant Date Fair Value
	Number of shares	(in US$)
Unvested at December 31, 2022	11,217	0.42
Vested	(6,730)	0.42
Forfeited	(4,487)	0.42
Unvested at December 31, 2023	—	—

For the years ended December 31, 2021, 2022 and 2023, share-based compensation expenses recognized associated with the restricted ordinary shares and allocated to the Company were RMB102, RMB65 and RMB6, respectively. As of December 31, 2023, there was no unrecognized compensation cost related to non-vested service-based restricted ordinary shares.

16.Share based compensation expenses (Continued)

(c) Share options granted by Pintec to employees of the Company

The Group granted 16,042,500 share options and 740,000 share options on May 31, 2018 and July 31, 2018, respectively, to its employees and directors of the Company under the First Plan with an exercise price of US$0.000125. The fair value of the Company’s options was estimated to be $1.2785 per option granted on May 31, 2018, and $1.4506 per option granted on July 31, 2018 under the plan. These awards have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition was recorded upon the completion of the IPO.

In 2018, the Company created a second share incentive plan (the “Second Plan”) under which the maximum aggregate number of shares which may be issued under the Second Plan shall initially equal to 2.0% of the total number of shares issued and outstanding as of the effective date, plus an annual increase on September 1 of each year during the ten-year term of this Second Plan commencing with September 1, 2019, by an amount equal to 2.0% of the total number of shares issued and outstanding on August 31 of each year. Share options under this plan may vest over a service period, performance condition or market condition, as specified in each award. Share options expire ten years from the grant date.

A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year ended December 31, 2023 are presented below:

			Weighted Average
		Weighted-Average	Remaining	Average
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price US$	Life (In years)	Value
Outstanding as of December 31, 2022	2,035,145	0.2966	6.90	18
Exercised	(24,920)	0.0001	—	6
Forfeited	(48,475)	0.2494	—	—
Outstanding as of December 31, 2023	1,961,750	0.3015	5.95	39
Vested and Exercisable as of December 31, 2023	1,961,750	0.3015	5.95	39

For the years ended December 31, 2021 and 2022, share-based compensation expenses recognized associated with share options granted by the company were RMB3,572 and RMB4,469, respectively. For the year ended December 31, 2023, the reversal of share - based compensation expense recognized associated with share options granted by the company was RMB6,890. As of December 31, 2023, there was no unrecognized share-based compensation related to the share options granted to the Group’s employees and directors. There were no new granted options for the years ended December 31, 2021, 2022 and 2023. The total intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023, was RMB394, RMB6 and RMB6, respectively.